Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Warrants

Note 8. Warrants

We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. For all derivative warrants, in the event equity instruments are issued at a price lower than the exercise price of the warrant, the exercise price is adjusted to the price of the new equity instruments issued (price adjustment feature). For certain of these warrants, the number of shares underlying the warrant is also adjusted to an amount computed by dividing the proceeds of the warrant under its original terms by the revised exercise price (share adjustment feature). These warrants are initially recorded as a warrant liability at fair value with a corresponding entry to the loan guarantee fee asset, debt discount, additional paid-in capital or expense dependent upon the service provided in exchange for the warrant grant. Subsequently, any change in fair value is recognized in earnings until such time as the warrants are exercised, amended or expire.

In connection with the 2012 Convertible Debt Financing Transaction, we granted 4,118 warrants to Mr. Pappajohn and 2,941 warrants to Mr. Oman on February 22, 2013. The warrants have a ten-year term and an exercise price equal to the IPO price of $10.00 per share. These warrants were initially recorded at fair value as a financing fee asset and were amortized over the period of the note to interest expense. The issue date fair value of these warrants was $221,000.

In connection with the December 2012 Bridge Financing Transaction, we granted 2,353 ten-year warrants with an exercise price equal to the IPO price of $10.00 per share to Mr. Pappajohn on March 7, 2013. These warrants were initially recorded at fair value as a financing fee asset and were amortized over the period of the note to interest expense. The issue date fair value of these warrants was $47,000.

On February 11, 2013, John Pappajohn agreed to limit certain anti-dilution rights in his warrants to purchase shares of the Company’s common stock. Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price was below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him. In February 2013, certain warrant holders agreed to waive the price and share adjustment provisions of their warrants, except for the anti-dilution provisions related to stock splits, subdivisions and combinations, with respect to an aggregate of 114,030 shares of common stock underlying such warrants, effective immediately following the consummation of our IPO on April 10, 2013 at $10.00 per share.

On April 10, 2013, the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants increased by 838,889 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of share and exercise price adjustment features in certain warrants.

On April 29, 2013, the Company received $96,000 from shareholders who exercised warrants to purchase 24,000 shares of common stock at $4.00 per share.

The following table summarizes the warrant activity for the six months ended June 30, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	2013 Warrants Exercised	IPO Adjustments(E)	Warrants Outstanding June 30, 2013
Non-Derivative Warrants:
Financing	$10.00		—	—	—	243,334	243,334
Financing	15.00		—	—	—	436,079	436,079
Debt Guarantee	4.00		228,288	—	(24,000)	—	204,288
Debt Guarantee	10.00		—	—	—	237,500	237,500
Debt Guarantee	15.00		—	—	—	585,645	585,645
Series A Pref. Stock	14.10		65,329	—	—	—	65,329
Consulting	10.00		—	—	—	29,138	29,138

	12.30	F	293,617	—	(24,000)	1,531,696	1,801,313
Derivative Warrants:
Financing	10.00	B	—	—	—	60,000	60,000
Financing	25.00	B	60,000	—	—	(60,000)	—
Financing	42.50	BCD	75,294	—	—	(75,294)	—
Financing	42.50	AD	54,314	2,941	—	(57,255)	—
Financing	42.50	ACD	120,865	6,471	—	(127,336)	—
Debt Guarantee	10.00	A	—	—	—	12,500	12,500
Debt Guarantee	25.00	ACD	212,000	—	—	(212,000)	—
Debt Guarantee	25.00	AD	95,000	—	—	(95,000)	—
Debt Guarantee	25.00	A	5,000	—	—	(5,000)	—
Debt Guarantee	32.45	ACD	40,000	—	—	(40,000)	—
Debt Guarantee	42.50	ACD	38,392	—	—	(38,392)	—
Debt Guarantee	42.50	BCD	37,000	—	—	(37,000)	—
Series B Pref. Stock	10.00	B	—	—	—	52,464	52,464
Series B Pref. Stock	25.00	B	52,464	—	—	(52,464)	—
Consulting	10.00	B	—	—	—	200	200
Consulting	12.50	AD	4,030	—	—	(4,030)	—
Consulting	14.10	AD	10,000	—	—	(10,000)	—
Consulting	25.00	B	200	—	—	(200)	—
Consulting	25.00	AD	4,000	—	—	(4,000)	—

	10.00	F	808,559	9,412	—	(692,807)	125,164

	$12.15	F	1,102,176	9,412	(24,000)	838,889	1,926,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expired and are no longer subject to fair value accounting after our initial public offering.
E

On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of June 30, 2013 increased to 1,926,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

F	Weighted average exercise prices are as of June 30, 2013.

Subsequent Events

On July 6, 2013, a warrant holder exercised a warrant to purchase 6,000 shares of common stock at an exercise price of $4.00 per share using the net issuance exercise method whereby 2,072 shares were surrendered as payment in full of the exercise price resulting in a net issuance of 3,928 shares.

On July 8, 2013, the Company received $96,000 from shareholders who exercised warrants to purchase 24,000 shares of common stock at $4.00 per share.

Note 12. Warrants

In connection with financing obtained on January 22, 2007, we issued a warrant to purchase 8,865 shares of common stock at an exercise price of $14.10 per share expiring January 22, 2012. This warrant was recorded at estimated fair value using a Black-Scholes valuation model as a $12,854 discount on debt and was subsequently amortized to interest expense.

In connection with the issuance of Series A Preferred Stock on November 14, 2007, we issued to placement agents warrants to purchase 30,000 shares of common stock at an exercise price of $10.75 per share expiring December 31, 2011. We also issued to the same placement agents warrants to purchase 18,616 shares of common stock at an exercise price of $14.10 per share expiring December 31, 2011, subsequently extended to January 2012. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $53,685 in additional paid-in capital.

In connection with financing obtained on January 31, 2008, we issued a warrant to purchase 3,546 shares of common stock at an exercise price of $14.10 per share expiring January 22, 2012. This warrant was recorded at estimated fair value using a Black-Scholes valuation model as a $3,191 discount on debt which was subsequently amortized to interest expense. The warrant was exercised during 2011 and we received $49,999 of cash proceeds.

In connection with the issuance of Series A Preferred Stock on February 4, 2008, we issued to placement agents warrants to purchase 56,829 shares of common stock at an exercise price of $14.10 per share expiring September 10, 2012. The expiration date for 52,439 of the 56,829 warrants was extended by one year to September 30, 2013. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $59,671 in additional paid-in capital.

In connection with the issuance of Series A Preferred Stock on May 7, 2008, we issued to placement agents warrants to purchase 13,768 shares of common stock at an exercise price of $14.10 per share expiring September 10, 2012. The expiration date for 12,934 of the 13,768 warrants was extended by one year to September 30, 2013. These warrants were recorded at an estimated fair value using a Black-Scholes valuation model of $13,769 in additional paid-in capital.

Derivative Warrants

We have issued certain warrants which contain an exercise price adjustment feature in the event we issue additional equity instruments at a price lower than the exercise price of the warrant. The warrants are described herein as derivative warrants. For all derivative warrants, in the event equity instruments are issued at a price lower than the exercise price of the warrant, the exercise price is adjusted to the price of the new equity instruments issued (price adjustment feature). For certain of these warrants, the number of shares underlying the warrant is also adjusted to an amount computed by dividing the proceeds of the warrant under its original terms by the revised exercise price (share adjustment feature). These warrants are initially recorded as a warrant liability at fair value with a corresponding entry to the loan guarantee fee asset, debt discount, additional paid-in capital or expense dependent upon the service provided in exchange for the warrant grant. Subsequently, any change in fair value is recognized in earnings until such time as the warrants are exercised, amended or expire.

In connection with consulting agreements dated April 1, 2010, we issued to consultants warrants to purchase 4,030 and 10,000 shares of common stock at an exercise price of $12.50 per share and $14.10 per share, respectively. These warrants expire on April 1, 2015. These warrants were recorded as an increase to the warrant liability and consulting expense at the estimated fair value on the grant date of $65,000.

In connection with the issuance of Series B Preferred Stock on November 18, 2010, we issued warrants to purchase 52,464 shares of common stock at an exercise price of $25.00 per share expiring November 18, 2015. These warrants were recorded at estimated fair value of $328,000 as a reduction of additional paid-in capital and an increase to the warrant liability.

In connection with debt guarantees and extensions, we issued 1,051,506 warrants to Mr. Pappajohn, a member of our Board of Directors and stockholder, at various dates (see Note 17). These warrants are initially recorded at fair value as a loan guarantee fee amortized over the period of the guarantee to interest expense. The aggregate issue date fair value of the debt guarantee warrants was $1,555,000 in 2012, $831,000 in 2011, and $415,000 in 2010.

In connection with the acquisition of a line of credit, we issued 60,000 warrants to DAM in March 2011 with an initial estimated fair value of $1,019,000. In March 2012 in exchange for an extension of that line we issued 15,000 warrants with an initial estimated fair value of $306,000. See Note 6.

We issued 200 warrants to a consultant for services provided in February and March 2011 and 4,000 warrants to a member of our Board of Directors in connection with the March 2011 line of credit agreement with DAM. These warrants were recorded as consulting expense at an initial estimated fair value of $69,000 and expire in March 2016.

On September 30, 2011, certain holders of derivative warrants to purchase 228,288 shares of common stock with an exercise price of $4.00 agreed to an amendment to their warrants to remove the exercise price adjustment feature. As of September 30, 2011, the fair value of these warrants of $6,415,000 was reclassified from the warrant liability to equity.

In connection with the December 2011 Financing Transaction we granted a total of 112,940 warrants at various dates to Mr. Pappajohn, Dr. Pecora and NNJCA. The aggregate issue date fair value of these financing fee warrants was $1,522,000 in 2012 and $951,000 in 2011. In October 2012, 37,646 of these warrants were surrendered in exchange for an increase to the prepayment penalty, and 75,294 were amended in exchange for 20,669 additional warrants with an initial estimated fair value of $606,000. Also in October 2012, Mr. Pappajohn agreed to extend a portion of the debt’s maturity date and in exchange we issued 9,412 additional warrants with an initial estimated fair value of $267,000. See Note 6.

In connection with the 2012 Convertible Debt Financing Transaction, we granted a total of 28,235 warrants to Mr. Pappajohn and Mr. Oman with an initial estimated fair value of $1,107,000. In October 2012, these warrants were surrendered in exchange for additional financing and 114,510 new warrants with an initial estimated fair value of $4,090,000. See Note 6.

On September 6, 2012, we extended the maturity date of warrants to purchase 70,598 shares of our common stock which were due to expire on September 10, 2012 to September 28, 2012. On September 27, 2012, we extended the maturity date of 65,328 of these warrants to September 10, 2013. In exchange, the warrants are now subject to a lock-up agreement for 180 days after the consummation of an IPO on the same terms as other lock-up agreements in favor of the underwriters of an offering. We determined the fair value of the warrant extensions to be approximately $144,000, which was recorded as general and administrative expense.

On October 22, 2012, in exchange for amending warrants issued in connection with his guarantee of the Wells Fargo debt, we issued warrants to purchase 10,157 shares of our common stock to Mr. Pappajohn with an exercise price equal to the lesser of (i) $42.50 per share and (ii) the IPO or merger price per share. These warrants were recorded as a financing fee expense at an estimated fair value of $298,000.

In connection with the December 2012 Bridge Financing transaction, we granted 23,529 warrants to Mr. Pappajohn with an initial estimated fair value of $837,000. See Note 6.

During 2012, warrants to purchase 54,910 shares were exercised and $690,227 was received and recorded as increases to common stock and additional paid-in capital. An additional 15,164 warrants expired unexercised.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.

In the event the Company completed an equity offering at $10.00 per share, the shares of common stock issuable upon the exercise of warrants outstanding as of December 31, 2012 would increase to 1,919,643 shares as a result of the share adjustment feature described above, after considering the limitation of the share adjustment feature described in the following subsequent events paragraph.

Subsequent Events

On February 11, 2013, John Pappajohn agreed to limit certain anti-dilution rights in his warrants to purchase shares of the Company’s common stock. Subject to the consummation of an IPO prior to April 13, 2013, Mr. Pappajohn agreed that if the final IPO price is below $15.00, the exercise price of the warrants held by him would adjust to $15.00 and the number of shares underlying the warrants would be adjusted as if the IPO price were $15.00 and then there would be no further adjustment to the price or number of shares covered by warrants held by him. In February 2013, certain warrant holders agreed to waive the price and share adjustment provisions of their warrants, except for the anti-dilution provisions related to stock splits, subdivisions and combinations, with respect to an aggregate of 72,000 shares of common stock underlying such warrants, effective immediately following the consummation of our initial public offering.